Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual grants of PSUs and time-based RSUs for the Named Executive Officers are determined by the Committee at its February meeting, which occurs following the release of the prior year’s results. The Committee’s equity grant policy ensures that the grant date for all time-based RSUs and other stock-based awards will never be earlier than the date of approval. The grant date for the awards to the Named Executive Officers is the date of approval by the Committee.

Award Timing Method
Annual grants of PSUs and time-based RSUs for the Named Executive Officers are determined by the Committee at its February meeting, which occurs following the release of the prior year’s results. The Committee’s equity grant policy ensures that the grant date for all time-based RSUs and other stock-based awards will never be earlier than the date of approval. The grant date for the awards to the Named Executive Officers is the date of approval by the Committee.

Award Timing Predetermined	true